Offerings - Offering: 1	Oct. 24, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	par value
Amount Registered | shares	14,589,546
Proposed Maximum Offering Price per Unit | $ / shares	0.6850
Maximum Aggregate Offering Price	$ 9,993,839.01
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,380.15
Offering Note	Represents shares of Common Stock, par value $0.001 per share (“Common Stock”), of GT Biopharma, Inc. (the “Company”), which consists of (i) 7,219,771 shares of Common Stock issuable upon the conversion of 3,277.78 shares of Series L 10% Convertible Preferred Stock, par value $0.001 per share, (ii) 7,219,775 shares of Common Stock issuable upon the exercise of vested warrants issuable upon exercise of the Greenshoe Rights (as defined in the Registration Statement), and (iii) 150,000 shares of Common Stock issuable upon the exercise of pre-funded warrants, offered for resale by the selling stockholders pursuant to the prospectus contained in this Registration Statement on Form S-1. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is also registering an indeterminate number of additional shares of common stock issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The price per share and aggregate offering price are based on the average of the high and low prices of the registrant’s Common Stock on October 22, 2025, as reported on The Nasdaq Capital Market.